Cash And Cash Equivalents And Investments (Summary Of Investments By Category) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash And Cash Equivalents And Investments [Line Items]
Total investments, Gross Unrealized Gains	$ 150	$ 329
Total investments, Gross Unrealized Losses	(196)	(9)
Total investments, Amortized Cost	61,652	135,430
Total investments, Fair Value	61,606	135,750
US Treasury Securities [Member]
Cash And Cash Equivalents And Investments [Line Items]
Available-for-sale securities, Amortized Cost	6,920	24,463
Available-for-sale securities, Fair Value	6,921	24,511
Available-for-sale securities, Gross Unrealized Gains	1	48
Available-for-sale securities, Gross Unrealized Losses
US Agency Securities [Member]
Cash And Cash Equivalents And Investments [Line Items]
Available-for-sale securities, Amortized Cost	5,526	35,331
Available-for-sale securities, Fair Value	5,551	35,387
Available-for-sale securities, Gross Unrealized Gains	25	61
Available-for-sale securities, Gross Unrealized Losses		(5)
Commercial Paper [Member]
Cash And Cash Equivalents And Investments [Line Items]
Available-for-sale securities, Amortized Cost		14,980
Available-for-sale securities, Fair Value		14,984
Available-for-sale securities, Gross Unrealized Gains		6
Available-for-sale securities, Gross Unrealized Losses		(2)
Corporate Notes/Bonds [Member]
Cash And Cash Equivalents And Investments [Line Items]
Available-for-sale securities, Amortized Cost	47,600	50,969
Available-for-sale securities, Fair Value	47,528	51,181
Available-for-sale securities, Gross Unrealized Gains	124	214
Available-for-sale securities, Gross Unrealized Losses	(196)	(2)
Certificates/Term Deposits [Member]
Cash And Cash Equivalents And Investments [Line Items]
Available-for-sale securities, Amortized Cost	1,606	9,687
Available-for-sale securities, Fair Value	1,606	9,687
Available-for-sale securities, Gross Unrealized Gains
Available-for-sale securities, Gross Unrealized Losses